Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of Supplemental Information Related to Operating Leases

A summary of supplemental information related to operating leases as of December 31, 2024 and 2025 is as follows:

	As of December 31,
	2024	2025	2025
	RMB	RMB	USD
Operating lease right-of-use assets	1,328,582,419	1,130,088,595	161,600,520
Operating lease liabilities, current	241,363,244	184,665,265	26,406,782
Operating lease liabilities, non-current	1,215,776,075	1,032,472,822	147,641,650
Total operating lease liabilities	1,457,139,319	1,217,138,087	174,048,432
Right-of-use assets obtained in exchange for operating lease liabilities	150,287,251	367,980,613	52,620,528
Weighted average remaining lease term (in years)	8	9
Weighted average discount rate	4%	4%

Schedule of Maturity of Non-Cancelable Operating Leases

A summary of maturity of operating lease liabilities under the Group’s non-cancelable operating leases as of December 31, 2025 is as follows:

	As of December 31, 2025
	RMB	USD
2026	196,474,868	28,095,533
2027	173,709,845	24,840,177
2028	145,306,405	20,778,540
2029	139,440,266	19,939,693
2030	129,785,268	18,559,046
Thereafter	698,704,398	99,913,400
Total future lease payments	1,483,421,050	212,126,389
Less: imputed interest	266,282,963	38,077,957
Total operating lease liabilities	1,217,138,087	174,048,432